Finance Costs - Summary of Finance Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest expenses on borrowings	¥ 443,111	¥ 611,367	¥ 822,017
Interest expenses on convertible promissory notes (Note 35)	526,111	486,731	448,017
Interest expenses optionally convertible promissory notes	0	0	407,255
Interest expenses on unpaid consideration of convertible promissory notes	0	0	58,381
Interest expenses on lease liabilities	12,194	15,800	27,934
Interest expenses on consolidated wealth management products	0	855	868
Bank interest income	(723,078)	(1,029,934)	(1,415,232)
Finance costs	¥ 258,338	¥ 84,819	¥ 349,240